Schedule of investments
Delaware Ivy Mid Cap Growth Fund
June 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.12%♦
Communication Services — 6.60%
Pinterest Class A †	6,125,512	$ 167,471,498
Shutterstock	540,084	26,285,888
Trade Desk Class A †	1,937,799	149,636,839
ZoomInfo Technologies †	2,662,954	67,612,402
		411,006,627
Consumer Discretionary — 14.59%
BorgWarner	3,017,625	147,592,039
Floor & Decor Holdings Class A †	1,022,610	106,310,536
Foot Locker	1,949,417	52,848,695
Fox Factory Holding †	323,038	35,052,853
Levi Strauss & Co. Class A	3,799,049	54,820,277
Lululemon Athletica †	247,618	93,723,413
National Vision Holdings †	2,012,320	48,879,253
On Holding Class A †	2,937,151	96,925,983
Petco Health & Wellness †	3,903,076	34,737,376
Pool	341,597	127,975,900
Vail Resorts	433,363	109,103,469
		907,969,794
Consumer Staples — 1.26%
Brown-Forman Class B	1,176,834	78,588,974
		78,588,974
Financials — 3.72%
Kinsale Capital Group	200,027	74,850,103
MarketAxess Holdings	600,418	156,961,274
		231,811,377
Healthcare — 18.95%
Agilent Technologies	650,222	78,189,195
Bio-Techne	1,215,057	99,185,103
Cooper	185,174	71,001,267
Dexcom †	1,654,098	212,568,134
Edwards Lifesciences †	928,181	87,555,314
Envista Holdings †	2,701,894	91,432,093
Genmab ADR †	2,264,691	86,080,905
Inspire Medical Systems †	169,165	54,917,725
Intuitive Surgical †	393,152	134,434,395
Repligen †	699,632	98,969,943
Veeva Systems Class A †	348,505	68,909,894
West Pharmaceutical Services	252,805	96,690,328
		1,179,934,296
Industrials — 16.30%
A O Smith	1,306,615	95,095,440
Copart †	1,006,863	91,835,974
Fastenal	1,661,928	98,037,133
Generac Holdings †	698,503	104,167,752
HEICO Class A	904,975	127,239,485
Howmet Aerospace	1,409,769	69,868,152
Lincoln Electric Holdings	398,752	79,204,110
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Paycom Software	383,936	$ 123,335,601
Trex †	1,916,819	125,666,653
Westinghouse Air Brake Technologies	446,381	48,954,604
WillScot Mobile Mini Holdings †	1,074,592	51,354,752
		1,014,759,656
Information Technology — 31.74%
Arista Networks †	630,765	102,221,776
Coherent †	1,905,871	97,161,304
Crowdstrike Holdings Class A †	653,764	96,018,319
DocuSign †	1,575,378	80,486,062
DoubleVerify Holdings †	1,297,277	50,490,021
EngageSmart †	1,459,717	27,865,997
HubSpot †	148,743	79,144,663
Keysight Technologies †	613,540	102,737,273
Lattice Semiconductor †	558,269	53,632,903
Littelfuse	273,026	79,535,204
Marvell Technology	2,020,313	120,774,311
Microchip Technology	1,641,927	147,100,240
Monolithic Power Systems	335,211	181,091,038
Novanta †	489,253	90,071,477
Teradyne	1,148,152	127,823,762
Trimble †	1,667,935	88,300,479
Tyler Technologies †	300,474	125,138,407
Universal Display	665,735	95,952,385
Workday Class A †	379,175	85,651,841
Workiva †	796,795	81,002,180
Zebra Technologies Class A †	214,460	63,443,702
		1,975,643,344
Materials — 1.35%
Martin Marietta Materials	181,555	83,822,128
		83,822,128
Real Estate — 4.61%
CoStar Group †	3,225,114	287,035,146
		287,035,146
Total Common Stocks (cost $4,562,421,416)		6,170,571,342

Short-Term Investments — 1.19%
Money Market Mutual Funds — 1.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.99%)	18,577,357	18,577,357
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.99%)	18,577,357	18,577,357
NQ- IV068 [0623] 0823 (3050887)    1

Schedule of investments
Delaware Ivy Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.14%)	18,577,357	$ 18,577,357
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.03%)	18,577,357	18,577,357
Total Short-Term Investments (cost $74,309,428)		74,309,428

Total Value of Securities—100.31% (cost $4,636,730,844)		6,244,880,770
Liabilities Net of Receivables and Other Assets—(0.31%)		(19,181,262)
Net Assets Applicable to 205,118,424 Shares Outstanding—100.00%		$6,225,699,508

♦	Narrow industries are utilized for compliance purposes for concentration whereas broad sectors are used for financial reporting.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV068 [0623] 0823 (3050887)